S000070577 [Member] Average Annual Total Returns	12 Months Ended		60 Months Ended
	Dec. 31, 2025	Dec. 30, 2025	Dec. 31, 2025		Dec. 30, 2025
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%			(0.36%)	[1]
Performance Inception Date					Jan. 04, 2021
S&P Target Date To 2065 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	19.77%		10.52%	[1]
Performance Inception Date			Jan. 04, 2021
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%			13.15%	[1]
Performance Inception Date					Jan. 04, 2021
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	13.57%		9.85%	[1]
Performance Inception Date			Jan. 04, 2021
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	14.06%		10.29%	[1]
Performance Inception Date			Jan. 04, 2021
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	14.15%		10.39%	[1]
Performance Inception Date			Jan. 04, 2021
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	14.07%		10.29%	[1]
Performance Inception Date			Jan. 04, 2021
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	13.89%		10.13%	[1]
Performance Inception Date			Jan. 04, 2021
Class A
Prospectus [Line Items]
Average Annual Return, Percent	7.14%		8.71%	[1]
Performance Inception Date			Jan. 04, 2021
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.79%		7.24%	[1]
Performance Inception Date			Jan. 04, 2021
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.90%		6.48%	[1]
Performance Inception Date			Jan. 04, 2021
Class R
Prospectus [Line Items]
Average Annual Return, Percent	13.23%		9.56%	[1]
Performance Inception Date			Jan. 04, 2021
Class C
Prospectus [Line Items]
Average Annual Return, Percent	11.94%		9.20%	[1]
Performance Inception Date			Jan. 04, 2021

[1]	Since inception January 04, 2021.